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                                                        ------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03826
                                   ---------------------------------------------

                                AIM Sector Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 3/31
                         -------------------------------------------------------

Date of reporting period: 12/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                                 AIM ENERGY FUND
                    Quarterly Schedule of Portfolio Holdings
                                December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-ENE-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM ENERGY FUND

SCHEDULE OF INVESTMENTS(a)
December 31, 2008
(Unaudited)

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.24%

GAS UTILITIES-2.92%

Questar Corp.                                           900,000   $   29,421,000
================================================================================

INTEGRATED OIL & GAS-29.69%

BP PLC -ADR (United Kingdom)                          1,140,000       53,283,600
--------------------------------------------------------------------------------
Hess Corp.                                              500,000       26,820,000
--------------------------------------------------------------------------------
Marathon Oil Corp.                                    1,000,000       27,360,000
--------------------------------------------------------------------------------
Murphy Oil Corp.                                        570,000       25,279,500
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            1,175,000       70,488,250
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR (Brazil)                  907,000       22,212,430
--------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR (United Kingdom)             458,000       24,246,520
--------------------------------------------------------------------------------
Total S.A. -ADR (France)                                890,000       49,217,000
================================================================================
                                                                     298,907,300
================================================================================

MULTI-UTILITIES-4.00%

Sempra Energy                                           945,000       40,285,350
================================================================================

OIL & GAS DRILLING-5.12%

Diamond Offshore Drilling, Inc.                         344,000       20,275,360
--------------------------------------------------------------------------------
Hercules Offshore, Inc. (b)                           1,885,000        8,953,750
--------------------------------------------------------------------------------
Nabors Industries Ltd. (b)                            1,867,000       22,347,990
================================================================================
                                                                      51,577,100
================================================================================

OIL & GAS EQUIPMENT & SERVICES-11.82%

Cameron International Corp. (b)                       1,150,000       23,575,000
--------------------------------------------------------------------------------
Halliburton Co.                                       1,080,000       19,634,400
--------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                         980,000       23,951,200
--------------------------------------------------------------------------------
Oceaneering International, Inc. (b)                     700,000       20,398,000
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       245,000       10,370,850
--------------------------------------------------------------------------------
Weatherford International Ltd. (b)                    1,950,000       21,099,000
================================================================================
                                                                     119,028,450
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-33.02%

Anadarko Petroleum Corp.                                775,000       29,876,250
--------------------------------------------------------------------------------
Apache Corp.                                            506,000       37,712,180
--------------------------------------------------------------------------------
Bill Barrett Corp. (b)                                1,289,000       27,236,570
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                 500,000        8,085,000
--------------------------------------------------------------------------------
Continental Resources, Inc. (b)                       1,200,000       24,852,000
--------------------------------------------------------------------------------
Devon Energy Corp.                                      580,000       38,111,800
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      485,000       23,871,700
--------------------------------------------------------------------------------
Plains Exploration & Production Co. (b)               1,500,000       34,860,000
--------------------------------------------------------------------------------
Range Resources Corp.                                   385,000       13,240,150
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                           1,415,000       40,992,550
--------------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                         2,004,000       20,019,960
--------------------------------------------------------------------------------
XTO Energy, Inc.                                        950,000       33,506,500
================================================================================
                                                                     332,364,660
================================================================================


                                                       SHARES          VALUE
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-4.67%
El Paso Corp.                                         2,300,000   $   18,009,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                             2,000,000       28,960,000
--------------------------------------------------------------------------------
                                                                      46,969,000
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $1,295,067,336)                                          918,552,860
================================================================================

MONEY MARKET FUNDS-8.74%

Liquid Assets Portfolio -Institutional Class(c)      43,967,192       43,967,192
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)            43,967,192       43,967,192
--------------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $87,934,384)                                              87,934,384
================================================================================
TOTAL INVESTMENTS-99.98%
   (Cost $1,383,001,720)                                           1,006,487,244
================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                      239,368
================================================================================
NET ASSETS-100.00%                                                $1,006,726,612
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ENERGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM ENERGY FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes

AIM ENERGY FUND
     in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1           $1,006,487,244
---------------------------------------
  Level 2                       --
---------------------------------------
  Level 3                       --
---------------------------------------
                    $1,006,487,244
---------------------------------------

AIM ENERGY FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $793,859,537 and $925,646,905, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  68,633,665
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (446,091,553)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(377,457,888)
___________________________________________________________________________________
-----------------------------------------------------------------------------------
Cost of investments for tax purposes is $1,383,945,132.

                           AIM FINANCIAL SERVICES FUND
                    Quarterly Schedule of Portfolio Holdings
                                December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-FSE-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS(a)
December 31, 2008
(Unaudited)

                                                           SHARES         VALUE
                                                          ---------   ----------
COMMON STOCKS-98.80%
ASSET MANAGEMENT & CUSTODY BANKS-9.27%
Blackstone Group L.P. (The)                               157,057   $  1,025,582
--------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                        213,744      3,625,098
--------------------------------------------------------------------------------
Legg Mason, Inc.                                          185,200      4,057,732
--------------------------------------------------------------------------------
State Street Corp.                                        158,796      6,245,447
================================================================================
                                                                      14,953,859
================================================================================

CONSUMER FINANCE-15.82%

American Express Co.                                      332,400      6,166,020
--------------------------------------------------------------------------------
AmeriCredit Corp. (b)                                     387,354      2,959,384
--------------------------------------------------------------------------------
Capital One Financial Corp.                               337,194     10,753,117
--------------------------------------------------------------------------------
SLM Corp. (b)                                             634,031      5,642,876
================================================================================
                                                                      25,521,397
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.07%

Automatic Data Processing, Inc.                           169,281      6,659,514
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b)                               171,362        839,674
--------------------------------------------------------------------------------
Western Union Co.                                          47,871        686,470
================================================================================
                                                                       8,185,658
================================================================================

DIVERSIFIED BANKS-0.30%

U.S. Bancorp                                               19,319        483,168
================================================================================

DIVERSIFIED CAPITAL MARKETS-3.09%

UBS AG  (Switzerland)(b)                                  348,752      4,987,158
--------------------------------------------------------------------------------

INSURANCE BROKERS-4.67%
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                               261,650      6,350,246
--------------------------------------------------------------------------------
National Financial Partners Corp. (b)                     387,650      1,178,456
================================================================================
                                                                       7,528,702
================================================================================

INVESTMENT BANKING & BROKERAGE-12.97%

FBR Capital Markets Corp. (b)                           1,034,310      5,026,747
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                            36,000      3,038,040
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 578,239      6,730,702
--------------------------------------------------------------------------------
Morgan Stanley                                            382,026      6,127,697
================================================================================
                                                                      20,923,186
================================================================================
LIFE & HEALTH INSURANCE-4.27%

Prudential Financial, Inc.                                 28,117        850,820
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                            144,375      6,030,544
================================================================================
                                                                       6,881,364
================================================================================

MANAGED HEALTH CARE-4.43%

Coventry Health Care, Inc. (b)                            106,497      1,584,675
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                   208,800      5,554,080
================================================================================
                                                                       7,138,755
================================================================================

                                                           SHARES         VALUE
                                                          ---------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-12.28%

Bank of America Corp.                                        77,621   $  1,092,904
----------------------------------------------------------------------------------
Citigroup Inc.                                            1,064,301      7,141,460
----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        367,371     11,583,207
==================================================================================
                                                                        19,817,571
==================================================================================

PROPERTY & CASUALTY INSURANCE-2.18%

Allstate Corp. (The)                                         24,165        791,645
----------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                    737,191      2,727,607
==================================================================================
                                                                         3,519,252
==================================================================================

REAL ESTATE SERVICES-0.20%

Jones Lang LaSalle Inc.                                      11,868        328,744
==================================================================================

REGIONAL BANKS-14.31%

Fifth Third Bancorp                                         769,820      6,358,713
----------------------------------------------------------------------------------
First Horizon National Corp.                                 31,065        328,357
----------------------------------------------------------------------------------
Popular, Inc.  (Puerto Rico)                                580,891      2,997,398
----------------------------------------------------------------------------------
SunTrust Banks, Inc.                                        203,924      6,023,915
----------------------------------------------------------------------------------
Zions Bancorp.                                              300,932      7,375,843
==================================================================================
                                                                        23,084,226
==================================================================================

SPECIALIZED CONSUMER SERVICES-2.52%

H&R Block, Inc.                                             179,016      4,067,244
----------------------------------------------------------------------------------

SPECIALIZED FINANCE-7.42%

CIT Group, Inc.                                           1,024,035      4,649,119
----------------------------------------------------------------------------------
Moody's Corp.                                               364,672      7,326,260
----------------------------------------------------------------------------------
                                                                        11,975,379
==================================================================================
   Total Common Stocks (Cost $308,200,901)                             159,395,663
==================================================================================

MONEY MARKET FUNDS-1.63%

Liquid Assets Portfolio -Institutional Class(c)           1,318,476      1,318,476
----------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)                 1,318,475      1,318,475
----------------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $2,636,951)                                                  2,636,951
==================================================================================
TOTAL INVESTMENTS-100.43%
   (Cost $310,837,852)                                                 162,032,614
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.43)%                                     (693,164)
==================================================================================
NET ASSETS-100.00%                                                    $161,339,450
_________________________________________________________________________________
==================================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM FINANCIAL SERVICES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM FINANCIAL SERVICES FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM FINANCIAL SERVICES FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1            $162,032,614
---------------------------------------
  Level 2                      --
---------------------------------------
  Level 3                      --
---------------------------------------
                     $162,032,614
---------------------------------------

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $110,685,818 and $83,679,064, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $   3,925,628
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (153,007,932)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(149,082,304)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $311,114,918.

                         AIM GOLD & PRECIOUS METALS FUND
                    Quarterly Schedule of Portfolio Holdings
                                December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-GPM-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM GOLD & PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.34%
AUSTRALIA-5.80%

BHP Billiton Ltd. -ADR                                    162,000   $  6,949,800
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                      325,000      7,830,856
================================================================================
                                                                      14,780,656
================================================================================

CANADA-56.49%

Agnico-Eagle Mines Ltd.                                   310,000     15,912,300
--------------------------------------------------------------------------------
Barrick Gold Corp.                                        400,000     14,708,000
--------------------------------------------------------------------------------
Cameco Corp. (a)                                          310,000      5,347,500
--------------------------------------------------------------------------------
Eldorado Gold Corp. (b)                                 1,800,000     14,306,498
--------------------------------------------------------------------------------
Franco-Nevada Corp. (a)                                   855,000     14,954,506
--------------------------------------------------------------------------------
Goldcorp, Inc. (a)                                        650,000     20,494,500
--------------------------------------------------------------------------------
Harry Winston Diamond Corp.                               300,000      1,378,375
--------------------------------------------------------------------------------
IAMGOLD Corp.                                           1,150,000      7,079,686
--------------------------------------------------------------------------------
Kinross Gold Corp.                                        425,000      7,842,231
--------------------------------------------------------------------------------
Pan American Silver Corp. (b)                             425,000      7,254,750
--------------------------------------------------------------------------------
Seabridge Gold Inc. (a)(b)                                400,000      5,232,000
--------------------------------------------------------------------------------
Silver Wheaton Corp. (b)                                2,050,000     13,304,500
--------------------------------------------------------------------------------
Teck Cominco Ltd. -Class B                                300,000      1,479,472
--------------------------------------------------------------------------------
Western Copper Corp. (b)                                  350,000         69,042
--------------------------------------------------------------------------------
Yamana Gold Inc.                                        1,900,000     14,668,000
================================================================================
                                                                     144,031,360
================================================================================

PERU-3.05%

Compania de Minas Buenaventura S.A. -ADR                  390,000      7,768,800
================================================================================

SOUTH AFRICA-11.21%

Gold Fields Ltd. -ADR                                   1,000,000      9,930,000
--------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd. -ADR(a)(b)                   300,000      3,291,000
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                             320,000      4,604,361
--------------------------------------------------------------------------------
Randgold Resources Ltd. -ADR(a)                           245,000     10,760,400
================================================================================
                                                                      28,585,761
================================================================================

UNITED KINGDOM-0.86%

Rio Tinto PLC                                             100,000      2,198,553
================================================================================

UNITED STATES-15.93%

Coeur d'Alene Mines Corp. (b)                           2,215,000      1,949,200
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc. (b)                  420,000     10,264,800
--------------------------------------------------------------------------------
Hecla Mining Co. (a)(b)                                   500,000      1,400,000
--------------------------------------------------------------------------------
iShares COMEX Gold Trust (a)(b)                            45,000      3,899,700
--------------------------------------------------------------------------------
Newmont Mining Corp. (a)                                  380,000     15,466,000
--------------------------------------------------------------------------------
Solitario Exploration & Royalty Corp. (b)                 767,000      1,147,364
--------------------------------------------------------------------------------
SPDR Gold Trust (a)(b)                                     75,000      6,491,250
                                                                      40,618,314
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $340,179,652)                                            237,983,444
================================================================================

                                                         SHARES         VALUE
                                                       ----------   ------------
MONEY MARKET FUNDS-5.89%

--------------------------------------------------------------------------------
Liquid Assets Portfolio -Institutional Class(c)         7,502,428   $  7,502,428
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)               7,502,428      7,502,428
--------------------------------------------------------------------------------
      Total Money Market Funds                                        15,004,856
         (Cost $15,004,856)
================================================================================
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-99.23%
   (Cost $355,184,508)                                               252,988,300
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-15.84%

Liquid Assets Portfolio -Institutional Class
   (Cost $40,375,324)(c)(d)                            40,375,324     40,375,324
================================================================================
TOTAL INVESTMENTS-115.07%                                            293,363,624
   (Cost $395,559,832)
================================================================================
OTHER ASSETS LESS LIABILITIES-(15.07)%                               (38,408,795)
================================================================================
NET ASSETS-100.00%                                                  $254,954,829
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at December 31, 2008.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GOLD & PRECIOUS METALS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM GOLD & PRECIOUS METALS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic climate for the two largest gold producers, South Africa and the former Soviet Union, may have a direct impact on the price of gold worldwide.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM GOLD & PRECIOUS METALS FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1            $286,560,710
---------------------------------------
  Level 2               6,802,914
---------------------------------------
  Level 3                      --
---------------------------------------
                     $293,363,624
---------------------------------------

AIM GOLD & PRECIOUS METALS FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $79,466,840 and $83,657,571, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $  14,066,958
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (118,092,233)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $(104,025,275)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $397,388,899.

                                AIM LEISURE FUND
                    Quarterly Schedule of Portfolio Holdings
                                December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-LEI-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM LEISURE FUND

SCHEDULE OF INVESTMENTS(a)
December 31, 2008
(Unaudited)

                                                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.16%
ADVERTISING-9.69%

Harte-Hanks, Inc.                                                           112,950   $    704,808
--------------------------------------------------------------------------------------------------
JC Decaux S.A.  (France)(b)                                                 166,799      2,885,821
--------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                          785,277     21,139,657
--------------------------------------------------------------------------------------------------
WPP PLC  (United Kingdom)                                                 1,277,960      7,559,117
==================================================================================================
                                                                                        32,289,403
==================================================================================================

APPAREL RETAIL-2.40%

Abercrombie & Fitch Co. -Class A (b)                                        346,357      7,990,456
==================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-5.36%

Coach, Inc. (c)                                                             295,834      6,144,472
--------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont S.A. -Class A
   (Switzerland)                                                            147,735      2,862,497
--------------------------------------------------------------------------------------------------
Hanesbrands, Inc. (c)                                                       211,073      2,691,181
--------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp. (b)                                                 131,632      5,977,409
--------------------------------------------------------------------------------------------------
Reinet Investments S.C.A. (Luxembourg)(c)                                    20,223        197,732
==================================================================================================
                                                                                        17,873,291
==================================================================================================

BREWERS-4.98%

Anheuser-Busch InBev N.V. (Belgium)                                         166,935      3,889,072
--------------------------------------------------------------------------------------------------
Anheuser-Busch InBev N.V. -Ctfs. (Belgium)(c)                                59,200            331
--------------------------------------------------------------------------------------------------
Carlsberg A.S. -Class B (Denmark)(b)                                         42,800      1,411,943
--------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas -ADR (Brazil)                             144,996      5,256,105
--------------------------------------------------------------------------------------------------
Heineken N.V. (Netherlands)                                                 196,085      6,053,690
==================================================================================================
                                                                                        16,611,141
==================================================================================================
BROADCASTING-0.81%

CBS Corp. -Class A                                                           47,671        392,809
CBS Corp. -Class B                                                           47,886        392,186
Sinclair Broadcast Group, Inc. -Class A                                     335,905      1,041,306
Television Broadcasts Ltd. -ADR (Hong Kong)                                 138,900        890,349
==================================================================================================
                                                                                         2,716,650
==================================================================================================

CABLE & SATELLITE-12.38%

Cablevision Systems Corp. -Class A (b)                                      636,779     10,723,358
--------------------------------------------------------------------------------------------------
Comcast Corp. -Class A (b)                                                  998,857     16,860,706
--------------------------------------------------------------------------------------------------
DISH Network Corp. -Class A (c)                                              57,858        641,645
--------------------------------------------------------------------------------------------------
Liberty Global, Inc. -Class A (c)                                            80,054      1,274,460
--------------------------------------------------------------------------------------------------
Liberty Global, Inc. -Series C (b)(c)                                       166,425      2,526,332
--------------------------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment -Series A
   -Tracking Stock (c)                                                      372,352      6,508,713
--------------------------------------------------------------------------------------------------
Scripps Networks Interactive, Inc. -Class A (b)                             124,534      2,739,748
==================================================================================================
                                                                                        41,274,962
==================================================================================================

                                                                           SHARES         VALUE
                                                                         ----------   ------------
CASINOS & GAMING-1.32%

International Game Technology                                               289,432   $  3,441,347
--------------------------------------------------------------------------------------------------
MGM Mirage (c)                                                               70,440        969,254
==================================================================================================
                                                                                         4,410,601
==================================================================================================

CATALOG RETAIL-0.44%

Liberty Media Corp. - Interactive -Series A -
   Tracking Stock (c)                                                       465,444      1,452,185
==================================================================================================

COMMUNICATIONS EQUIPMENT-0.17%

EchoStar Corp. -Class A (c)                                                  37,562        558,547
--------------------------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-2.79%
--------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                          160,872      4,522,112
--------------------------------------------------------------------------------------------------
GameStop Corp. -Class A (c)                                                  90,398      1,958,021
--------------------------------------------------------------------------------------------------
hhgregg, Inc. (c)                                                           323,567      2,808,561
==================================================================================================
                                                                                         9,288,694
==================================================================================================

CONSUMER ELECTRONICS-0.36%

Sony Corp. -ADR (Japan)                                                      54,365      1,188,963
==================================================================================================

DEPARTMENT STORES-2.55%

Kohl's Corp. (c)                                                            234,678      8,495,344
==================================================================================================

DISTILLERS & VINTNERS-5.00%

Diageo PLC  (United Kingdom)                                                753,149     10,630,807
--------------------------------------------------------------------------------------------------
Pernod Ricard S.A.  (France)(b)                                              81,120      6,044,693
==================================================================================================
                                                                                        16,675,500
==================================================================================================
FOOTWEAR-1.64%

NIKE, Inc. -Class B                                                         106,942      5,454,042
==================================================================================================

GENERAL MERCHANDISE STORES-1.47%

Target Corp. (b)                                                            142,127      4,907,645
==================================================================================================

HOME ENTERTAINMENT SOFTWARE-1.29%

Electronic Arts Inc. (c)                                                     58,400        936,736
--------------------------------------------------------------------------------------------------
Nintendo Co., Ltd.  (Japan)                                                   8,800      3,378,120
==================================================================================================
                                                                                         4,314,856
==================================================================================================

HOME IMPROVEMENT RETAIL-0.71%

Home Depot, Inc. (The)                                                       46,331      1,066,540
--------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                            60,351      1,298,753
==================================================================================================
                                                                                         2,365,293
==================================================================================================

HOTELS, RESORTS & CRUISE LINES-7.55%

Accor S.A. (France)(b)                                                      106,750      5,278,659
--------------------------------------------------------------------------------------------------
Carnival Corp. (c)(d)                                                       207,860      5,055,155
--------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC  (United Kingdom)                         656,368      5,419,208
--------------------------------------------------------------------------------------------------
Marriott International, Inc. -Class A                                        98,434      1,914,541
--------------------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hong Kong)                      7,827,800      2,171,513
--------------------------------------------------------------------------------------------------
Rezidor Hotel Group A.B. (Sweden)(e)                                         42,574        104,001
==================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LEISURE FUND

                                                                           SHARES         VALUE
                                                                         ----------   ------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Rezidor Hotel Group A.B.  (Sweden)                                          715,706   $  1,748,347
--------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                   193,912      3,471,025
==================================================================================================
                                                                                        25,162,449
==================================================================================================

HYPERMARKETS & SUPER CENTERS-1.50%

Wal-Mart Stores, Inc.                                                        89,043      4,991,751
==================================================================================================
INTERNET SOFTWARE & SERVICES-1.93%
--------------------------------------------------------------------------------------------------
Google Inc. -Class A (c)                                                     20,953      6,446,190
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-2.01%
--------------------------------------------------------------------------------------------------
iShares Russell 3000 Index Fund                                              42,820      2,230,494
--------------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                                   24,752      2,238,571
--------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust - Series 1                                 24,849      2,244,610
==================================================================================================
                                                                                         6,713,675
==================================================================================================

MOVIES & ENTERTAINMENT-13.47%

Liberty Media Corp.-Capital -Series A - Tracking Stock (c)                   93,088        438,444
--------------------------------------------------------------------------------------------------
News Corp. -Class A                                                       1,765,335     16,046,895
--------------------------------------------------------------------------------------------------
Time Warner Inc. (b)                                                        936,500      9,421,190
--------------------------------------------------------------------------------------------------
Viacom Inc. -Class A (b)(c)                                                 131,424      2,644,251
--------------------------------------------------------------------------------------------------
Viacom Inc. -Class B (c)                                                     95,100      1,812,606
--------------------------------------------------------------------------------------------------
Walt Disney Co. (The) (b)                                                   640,558     14,534,261
==================================================================================================
                                                                                        44,897,647
==================================================================================================

PUBLISHING-1.32%

McGraw-Hill Cos., Inc. (The)                                                189,800      4,401,462
==================================================================================================
RESTAURANTS-7.51%

Burger King Holdings Inc.                                                   263,864      6,301,072
--------------------------------------------------------------------------------------------------
Jack in the Box Inc. (b)(c)                                                 164,057      3,624,019
--------------------------------------------------------------------------------------------------
McDonald's Corp.                                                            156,156      9,711,342
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                           170,800      5,380,200
==================================================================================================
                                                                                        25,016,633
==================================================================================================

SOFT DRINKS-4.71%

Coca-Cola Femsa, S.A.B. de C.V. - ADR (Mexico)(b)                           135,417      5,891,994
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                               179,054      9,806,787
==================================================================================================
                                                                                        15,698,781
==================================================================================================

SPECIALTY STORES-2.09%

PetSmart, Inc.                                                              376,898      6,953,768
--------------------------------------------------------------------------------------------------
TOBACCO-0.71%
--------------------------------------------------------------------------------------------------
British American Tobacco PLC  (United Kingdom)                               90,316      2,381,232
==================================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $377,620,981)                                                              320,531,161
==================================================================================================

                                                                           SHARES         VALUE
                                                                         ----------   ------------
MONEY MARKET FUNDS-2.17%

Liquid Assets Portfolio -Institutional Class(f)                           3,620,580   $  3,620,580
--------------------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)                                 3,620,581      3,620,581
==================================================================================================
   Total Money Market Funds
      (Cost $7,241,161)                                                                  7,241,161
==================================================================================================
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-98.33%
   (Cost $384,862,142)                                                                 327,772,322
==================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-17.43%
Liquid Assets Portfolio -Institutional Class
   (Cost $58,089,045)(f)(g)                                              58,089,045     58,089,045
==================================================================================================
TOTAL INVESTMENTS-115.76%
   (Cost $442,951,187)                                                                 385,861,367
==================================================================================================
OTHER ASSETS LESS LIABILITIES-(15.76)%                                                 (52,545,038)
==================================================================================================
NET ASSETS-100.00%                                                                    $333,316,329
__________________________________________________________________________________________________
==================================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Ctfs. -- Certificates

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at December 31, 2008.

(c)  Non-income producing security.

(d)  Each unit represents one common share with paired trust share.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at December 31, 2008 represented 0.03% of the Fund's Net Assets.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM LEISURE FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses

AIM LEISURE FUND
     realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed- upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1            $326,214,161
---------------------------------------
  Level 2              59,647,206
---------------------------------------
  Level 3                      --
---------------------------------------
                     $385,861,367
---------------------------------------

AIM LEISURE FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $30,879,588 and $141,404,147 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  41,040,109
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (104,555,635)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $ (63,515,526)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $449,376,893.

                               AIM TECHNOLOGY FUND
                    Quarterly Schedule of Portfolio Holdings
                                December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-TEC-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS(a)
December 31, 2008
(Unaudited)

                                                             SHARES          VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.85%
ADVERTISING-0.64%

Focus Media Holding Ltd. -ADR (China)(b)(c)                    289,499   $  2,631,546
-------------------------------------------------------------------------------------

APPLICATION SOFTWARE-9.30%

Adobe Systems Inc. (c)                                         630,792     13,429,562
-------------------------------------------------------------------------------------
Amdocs Ltd. (b)(c)                                             517,784      9,470,270
-------------------------------------------------------------------------------------
ANSYS, Inc. (b)(c)                                             155,780      4,344,704
-------------------------------------------------------------------------------------
Nuance Communications, Inc. (b)(c)                             484,787      5,022,393
-------------------------------------------------------------------------------------
Salesforce.com, Inc. (b)(c)                                     41,300      1,322,013
-------------------------------------------------------------------------------------
Solera Holdings Inc. (b)(c)                                    194,900      4,697,090
=====================================================================================
                                                                           38,286,032
=====================================================================================

COMMUNICATIONS EQUIPMENT-18.26%

Brocade Communications Systems, Inc. (b)(c)                    522,207      1,462,180
-------------------------------------------------------------------------------------
Cisco Systems, Inc. (b)(c)                                   1,098,652     17,908,027
-------------------------------------------------------------------------------------
CommScope, Inc. (b)(c)                                         307,567      4,779,591
-------------------------------------------------------------------------------------
Harris Corp.                                                   205,958      7,836,702
-------------------------------------------------------------------------------------
Juniper Networks, Inc. (b)(c)                                  293,800      5,144,438
-------------------------------------------------------------------------------------
NICE Systems Ltd. -ADR (Israel)(b)(c)                          493,110     11,080,182
-------------------------------------------------------------------------------------
Nokia Oyj -ADR (Finland)(b)                                    483,533      7,543,115
-------------------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(b)(c)                            12,833          3,336
-------------------------------------------------------------------------------------
Polycom, Inc. (b)(c)                                           246,487      3,330,039

QUALCOMM Inc. (b)                                              365,448     13,094,002
-------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)(c)                          73,665      2,989,326
=====================================================================================
                                                                           75,170,938
=====================================================================================

COMPUTER HARDWARE-8.76%

Apple Inc. (b)(c)                                              131,995     11,265,773
-------------------------------------------------------------------------------------
Dell Inc. (b)(c)                                               395,312      4,047,995
-------------------------------------------------------------------------------------
Hewlett-Packard Co. (b)                                        478,547     17,366,471
-------------------------------------------------------------------------------------
Teradata Corp. (b)(c)                                          228,868      3,394,112
=====================================================================================
                                                                           36,074,351
=====================================================================================

COMPUTER STORAGE & PERIPHERALS-3.44%

EMC Corp. (b)(c)                                               975,441     10,212,867
-------------------------------------------------------------------------------------
NetApp, Inc. (b)(c)                                            220,328      3,077,982
-------------------------------------------------------------------------------------
Seagate Technology (b)                                         192,827        854,224
=====================================================================================
                                                                           14,145,073
=====================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.26%

Alliance Data Systems Corp. (b)(c)                              87,326      4,063,279
-------------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b)(c)                                 227,500      1,114,750
=====================================================================================
                                                                            5,178,029
=====================================================================================

                                                             SHARES          VALUE
                                                          ------------   ------------
ELECTRONIC COMPONENTS-2.78%

Amphenol Corp. -Class A (b)                                    240,389   $  5,764,528
-------------------------------------------------------------------------------------
Dolby Laboratories Inc. -Class A (b)(c)                        172,977      5,666,727
=====================================================================================
                                                                           11,431,255
=====================================================================================

HOME ENTERTAINMENT SOFTWARE-2.71%

Activision Blizzard, Inc. (b)(c)                               708,197      6,118,822
-------------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)                                      13,100      5,028,792
=====================================================================================
                                                                           11,147,614
=====================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.58%

AT&T Inc. (b)                                                  228,400      6,509,400
=====================================================================================

INTERNET RETAIL-0.63%

Amazon.com, Inc. (b)(c)                                         50,234      2,576,000
=====================================================================================

INTERNET SOFTWARE & SERVICES-9.50%

Ariba Inc. (b)(c)                                              674,600      4,863,866
-------------------------------------------------------------------------------------
DivX, Inc. (b)(c)                                              608,672      3,183,354
-------------------------------------------------------------------------------------
eBay Inc. (c)                                                  494,070      6,897,217
-------------------------------------------------------------------------------------
Equinix, Inc. (b)(c)                                           131,252      6,981,294
-------------------------------------------------------------------------------------
Google Inc. -Class A (b)(c)                                     37,957     11,677,471
-------------------------------------------------------------------------------------
Omniture, Inc. (b)(c)                                          207,487      2,207,662
-------------------------------------------------------------------------------------
Yahoo! Inc. (b)(c)                                             268,663      3,277,689
=====================================================================================
                                                                           39,088,553
=====================================================================================

IT CONSULTING & OTHER SERVICES-2.67%

Cognizant Technology Solutions Corp. -Class A (b)(c)           609,363     11,005,096
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.92%

BlueStream Ventures L.P. (Acquired
   8/03/00-6/13/08; Cost $25,801,962)(d)(e)                         --      7,920,053
=====================================================================================

SEMICONDUCTOR EQUIPMENT-4.12%

Applied Materials, Inc. (b)                                    487,164      4,934,971
-------------------------------------------------------------------------------------
ASML Holding N.V. -New York Shares (Netherlands)(b)            319,700      5,776,979
-------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (b)(c)                         199,261      2,845,447
-------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. (b)(c)         188,400      3,413,808
=====================================================================================
                                                                           16,971,205
=====================================================================================

SEMICONDUCTORS-11.53%

Broadcom Corp. -Class A (b)(c)                                 289,400      4,911,118
-------------------------------------------------------------------------------------
Intel Corp. (b)                                                962,518     14,110,514
-------------------------------------------------------------------------------------
Intersil Corp. -Class A (b)                                    449,096      4,127,192
-------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (c)                              962,583      6,420,428
-------------------------------------------------------------------------------------
Microsemi Corp. (b)(c)                                         145,319      1,836,832
=====================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TECHNOLOGY FUND

                                                             SHARES          VALUE
-------------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Netlogic Microsystems Inc. (b)(c)                              120,681   $  2,656,189
-------------------------------------------------------------------------------------
Texas Instruments Inc.                                         226,757      3,519,269
-------------------------------------------------------------------------------------
Xilinx, Inc. (b)                                               555,146      9,892,702
=====================================================================================
                                                                           47,474,244
=====================================================================================

SYSTEMS SOFTWARE-15.28%

Check Point Software Technologies Ltd.
   (Israel)(b)(c)                                              595,367     11,306,019
-------------------------------------------------------------------------------------
McAfee Inc. (b)(c)                                             411,086     14,211,243
-------------------------------------------------------------------------------------
Microsoft Corp. (b)                                            853,941     16,600,613
-------------------------------------------------------------------------------------
Novell, Inc. (b)(c)                                          1,108,896      4,313,606
-------------------------------------------------------------------------------------
Oracle Corp. (b)(c)                                            533,673      9,462,022
-------------------------------------------------------------------------------------
Red Hat, Inc. (c)                                              530,340      7,011,095
=====================================================================================
                                                                           62,904,598
=====================================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.47%

American Tower Corp. -Class A (b)(c)                           346,285     10,153,076
=====================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $510,736,393)                                                 398,667,063
=====================================================================================

                                                            PRINCIPAL
                                                             AMOUNT
-------------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.23%
  1.81%, 01/15/09 (Cost $949,331)(f)                      $    950,000        949,331
-------------------------------------------------------------------------------------

                                                             SHARES
-------------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.32%
Liquid Assets Portfolio -Institutional Class(g)                645,616        645,616
Premier Portfolio -Institutional Class(g)                      645,616        645,616
-------------------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $1,291,232)                                                     1,291,232
=====================================================================================
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-97.40%
   (Cost $512,976,956)                                                    400,907,626
=====================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-24.52%

Liquid Assets Portfolio -Institutional Class
   (Cost $100,948,609)(g)(h)                               100,948,609    100,948,609
=====================================================================================
TOTAL INVESTMENTS-121.92%
   (Cost $613,925,565)                                                    501,856,235
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(21.92)%                                    (90,229,109)
=====================================================================================
NET ASSETS-100.00%                                                       $411,627,126
=====================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at December 31, 2008.

(c)  Non-income producing security.

(d) The Fund has a 10.29% ownership of BlueStream Ventures L.P. ("BlueStream") and has a remaining commitment of $829,416 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of December 31, 2008 represented 1.92% of the Fund's Net Assets. See Note 3.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at December 31, 2008 represented 1.92% of the Fund's Net Assets.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TECHNOLOGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM TECHNOLOGY FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM TECHNOLOGY FUND

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1           $487,958,059
---------------------------------------
  Level 2              5,978,123
---------------------------------------
  Level 3              7,920,053
---------------------------------------
                    $501,856,235
---------------------------------------

NOTE 3 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended December 31, 2008.

                                                                     CHANGE IN
                                                                    UNREALIZED
                              VALUE      PURCHASES    PROCEEDS     APPRECIATION       VALUE      DIVIDEND      REALIZED
                             03/31/08     AT COST    FROM SALES   (DEPRECIATION)    12/31/08      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Bluestream Ventures L.P.   $11,660,283    $829,415       $--       $(4,569,645)    $7,920,053   $3,502,598       $--

AIM TECHNOLOGY FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $317,972,964 and $312,148,490, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  36,188,823
===================================================================================
Aggregate unrealized (depreciation) of investment securities           (143,250,894)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(107,062,071)
___________________________________________________________________________________
-----------------------------------------------------------------------------------
Cost of investments for tax purposes is $608,918,306.

                               AIM UTILITIES FUND
                    Quarterly Schedule of Portfolio Holdings
                                December 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-UTI-QTR-1 12/08           Invesco Aim Advisors, Inc.

AIM UTILITIES FUND

SCHEDULE OF INVESTMENTS(a)
December 31, 2008
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-94.07%

ELECTRIC UTILITIES-35.09%

Duke Energy Corp.                                         434,000   $  6,514,340
--------------------------------------------------------------------------------
E.ON AG  (Germany)                                        187,000      7,598,473
--------------------------------------------------------------------------------
Edison International                                      266,000      8,543,920
--------------------------------------------------------------------------------
Entergy Corp.                                             122,000     10,141,860
--------------------------------------------------------------------------------
Exelon Corp.                                              220,000     12,234,200
--------------------------------------------------------------------------------
FirstEnergy Corp.                                         151,000      7,335,580
--------------------------------------------------------------------------------
FPL Group, Inc.                                           233,000     11,726,890
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                      346,000      6,144,960
--------------------------------------------------------------------------------
Portland General Electric Co.                             250,000      4,867,500
--------------------------------------------------------------------------------
PPL Corp.                                                 240,000      7,365,600
--------------------------------------------------------------------------------
Southern Co.                                              134,000      4,958,000
================================================================================
                                                                      87,431,323
================================================================================

GAS UTILITIES-9.98%

AGL Resources Inc.                                        248,000      7,774,800
--------------------------------------------------------------------------------
Equitable Resources, Inc.                                 238,000      7,984,900
--------------------------------------------------------------------------------
ONEOK, Inc.                                               200,000      5,824,000
--------------------------------------------------------------------------------
Questar Corp.                                             100,000      3,269,000
================================================================================
                                                                      24,852,700
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-2.87%

NRG Energy, Inc. (b)                                      307,000      7,162,310
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-14.89%

Alaska Communications Systems Group Inc.                1,050,000      9,849,000
--------------------------------------------------------------------------------
AT&T Inc.                                                 540,000     15,390,000
--------------------------------------------------------------------------------
Verizon Communications Inc.                               350,000     11,865,000
================================================================================
                                                                      37,104,000
================================================================================

MULTI-UTILITIES-25.87%

Ameren Corp.                                              190,000      6,319,400
--------------------------------------------------------------------------------
CMS Energy Corp.                                          672,000      6,793,920
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                  191,000      6,845,440
--------------------------------------------------------------------------------
National Grid PLC  (United Kingdom)                       545,000      5,465,279
--------------------------------------------------------------------------------
PG&E Corp.                                                245,000      9,483,950
--------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                      190,000      5,542,300
--------------------------------------------------------------------------------
Sempra Energy                                             237,000     10,103,310
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                    140,000      5,877,200
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                         432,000      8,013,600
================================================================================
                                                                      64,444,399
================================================================================

OIL & GAS STORAGE & TRANSPORTATION-5.37%

El Paso Corp.                                             784,000      6,138,720
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 500,000      7,240,000
                                                                      13,378,720
================================================================================
   Total Common Stocks (Cost $256,324,556)                           234,373,452
================================================================================

                                                          SHARES        VALUE
                                                        ---------   ------------
MONEY MARKET FUNDS-5.57%

Liquid Assets Portfolio -Institutional Class(c)         6,936,804   $  6,936,804
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)               6,936,804      6,936,804
================================================================================
   Total Money Market Funds
      (Cost $13,873,608)                                              13,873,608
================================================================================
TOTAL INVESTMENTS-99.64%
   (Cost $270,198,164)                                               248,247,060
================================================================================
OTHER ASSETS LESS LIABILITIES-0.36%                                      902,956
================================================================================
NET ASSETS-100.00%                                                  $249,150,016
================================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM UTILITIES FUND

A. SECURITY VALUATIONS - (CONTINUED) Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM UTILITIES FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM UTILITIES FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1            $235,183,308
---------------------------------------
  Level 2              13,063,752
---------------------------------------
  Level 3                      --
---------------------------------------
                     $248,247,060
---------------------------------------

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2008 was $8,778,345 and $63,781,127, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 21,079,659
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (43,551,362)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(22,471,703)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $270,718,763.

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: February 27, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: February 27, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.